Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Currency (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,904,285	$ 1,472,763
Chilean Peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	151,714	475
Argentine peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	101,209	219,761
Colombian peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	372,361	322,022
Brazilian Reals [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	633,635	470,360
Peruvian sol [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	129,263	145,950
U.S. Dollar [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	513,667	306,590
Euros [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 2,436	$ 7,605